Share capital (Details 2) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Number of Outstanding	4,714,388	46,588
Weighted average remaining life (years)	7 years 21 days
Number of Exercisable	2,803,391
Weighted average exercise price	$ 2.44
2.66
Statement [Line Items]
Number of Outstanding	256,400
Weighted average remaining life (years)	4 months 20 days
Number of Exercisable	256,400
Weighted average exercise price	$ 2.66
3.84
Statement [Line Items]
Number of Outstanding	3,000
Weighted average remaining life (years)	5 months 8 days
Number of Exercisable	3,000
Weighted average exercise price	$ 3.84
3.77
Statement [Line Items]
Number of Outstanding	8,200
Weighted average remaining life (years)	7 months 20 days
Number of Exercisable	8,200
Weighted average exercise price	$ 3.77
2.40
Statement [Line Items]
Number of Outstanding	35,499
Weighted average remaining life (years)	1 year 4 months 20 days
Number of Exercisable	35,499
Weighted average exercise price	$ 2.40
3.36
Statement [Line Items]
Number of Outstanding	12,000
Weighted average remaining life (years)	1 year 7 months 20 days
Number of Exercisable	12,000
Weighted average exercise price	$ 3.36
2.55
Statement [Line Items]
Number of Outstanding	42,900
Weighted average remaining life (years)	2 years
Number of Exercisable	42,900
Weighted average exercise price	$ 2.55
2.92
Statement [Line Items]
Number of Outstanding	9,600
Weighted average remaining life (years)	2 years 4 months 13 days
Number of Exercisable	9,600
Weighted average exercise price	$ 2.92
7.87
Statement [Line Items]
Number of Outstanding	101,121
Weighted average remaining life (years)	3 years 3 months
Number of Exercisable	101,121
Weighted average exercise price	$ 7.87
4.51
Statement [Line Items]
Number of Outstanding	10,667
Weighted average remaining life (years)	3 years 10 months 2 days
Number of Exercisable	10,667
Weighted average exercise price	$ 4.51
1.03
Statement [Line Items]
Number of Outstanding	120,066
Weighted average remaining life (years)	4 years 4 months 24 days
Number of Exercisable	120,066
Weighted average exercise price	$ 1.03
1.11
Statement [Line Items]
Number of Outstanding	1,024,000
Weighted average remaining life (years)	5 years 10 months 2 days
Number of Exercisable	1,024,000
Weighted average exercise price	$ 1.11
2.44
Statement [Line Items]
Number of Outstanding	274,268
Weighted average remaining life (years)	6 years 11 months 12 days
Number of Exercisable	274,268
Weighted average exercise price	$ 2.44
3.69
Statement [Line Items]
Number of Outstanding	1,494,667
Weighted average remaining life (years)	7 years 11 months 15 days
Number of Exercisable	671,337
Weighted average exercise price	$ 3.69
4.25
Statement [Line Items]
Number of Outstanding	20,000
Weighted average remaining life (years)	8 years 2 months 1 day
Number of Exercisable	20,000
Weighted average exercise price	$ 4.25
2.11
Statement [Line Items]
Number of Outstanding	150,000
Weighted average remaining life (years)	8 years 8 months 23 days
Number of Exercisable	123,333
Weighted average exercise price	$ 2.11
2.11 one
Statement [Line Items]
Number of Outstanding	150,000
Weighted average remaining life (years)	8 years 8 months 23 days
Number of Exercisable	50,000
Weighted average exercise price	$ 2.11
3.95
Statement [Line Items]
Number of Outstanding	1,002,000
Weighted average remaining life (years)	9 years 6 months 10 days
Number of Exercisable	41,000
Weighted average exercise price	$ 3.95